SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Summarized financial information for the company's segments
Stable value product account balances marketed through structured programs	$ 800,000,000	$ 1,700,000,000
Future maturities of stable value products
2012	949,303,000
2013-2014	772,779,800
2015-2016	1,033,638,600
Thereafter	$ 13,713,600
Minimum
Summarized financial information for the company's segments
Maturities of GICs and funding agreements (in years)	1
Maximum
Summarized financial information for the company's segments
Maturities of GICs and funding agreements (in years)	10